Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax rate (percent)	0.00%	0.00%	0.00%
Effective income tax rate (percent)	1.00%	1.10%	(0.10%)
Income before tax	$ 8,189	$ 17,149	$ 11,769
Income tax at 0% (2019: 0% (2018: 0%))	0	0	0
Effect of higher overseas tax rates	(84)	(182)	10
Income tax (expense)/benefit reported in the income statement	$ (84)	$ (182)	$ 10